Other Information (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Information Details Narrative Abstract
Operating lease-related revenue	€ 75	€ 72	€ 94
Finance leases	€ 91	€ 126	€ 240